Equity (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥) shares	Feb. 28, 2021 Vote $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 shares
Equity
Ordinary shares, Shares authorized		3,000,000,000				500,000,000
Ordinary shares, Par value per share | $ / shares		$ 0.0001
Cash consideration for share repurchase | ¥	¥ 111,260		¥ 111,260
Number of shares repurchased	8,822,664
Distribution to shareholders | ¥	¥ 20,645
Ordinary shares prior to restructuring
Equity
Ordinary shares, Shares issued							171,589,918
Ordinary shares, Shares outstanding							171,589,918
Series A Shares
Equity
Ordinary shares, Shares issued							60,912,400
Ordinary shares, Shares outstanding							60,912,400
Series B Shares
Equity
Ordinary shares, Shares issued							48,394,000
Ordinary shares, Shares outstanding							48,394,000
Series C Shares
Equity
Ordinary shares, Shares issued							104,896,800
Ordinary shares, Shares outstanding							104,896,800
Class A ordinary shares
Equity
Ordinary shares, Shares issued				319,677,037	303,289,537
Ordinary shares, Shares outstanding				319,677,037	303,289,537
Ordinary shares, Shares authorized		2,900,000,000		2,900,000,000	2,900,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote		1
Class B ordinary shares
Equity
Ordinary shares, Shares issued				73,680,917	73,680,917
Ordinary shares, Shares outstanding				73,680,917	73,680,917
Ordinary shares, Shares authorized		100,000,000		100,000,000	100,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote		10